Insurance contracts and private pension	12 Months Ended
Dec. 31, 2025
Insurance Contracts And Private Pension [Abstract]
Insurance contracts and private pension	Insurance contracts and private pension
The accounting policy on insurance contracts and private pension is presented in Note 2c XI.
Insurance products sold by ITAÚ UNIBANCO HOLDING are divided into (i) non-life insurance, which guarantees loss, damage or liability for objects or people; and (ii) life insurance, which includes coverage against the risk of death and personal accidents. Insurance products are substantially offered through the electronic channels and branches of ITAÚ UNIBANCO HOLDING.
ITAÚ UNIBANCO HOLDING reinsures the portion of the underwritten risks that exceed the maximum liability limits it deems to be appropriate for each segment and product. These reinsurance contracts allow the recovery of a portion of the losses with the reinsurer, although they do not release ITAÚ UNIBANCO HOLDING from the main obligation.
Private pension products are essentially divided into: (i) Free Benefit Generating Plan (PGBL) and Free Benefit Generating Life Plan (VGBL): whose main objective is to accumulate financial resources, the payment of which is made by means of income; and (ii) traditional: pension plan with a minimum guarantee of profitability, which is no longer sold.
Financial assets related to insurance and private pension contracts are composed mainly of government securities measured at amortized cost and fair value through other comprehensive income, the latter being preferably related to the assets guaranteeing long-term obligations. Therefore, effects at present value of projected cash flows from insurance and private pension contracts are substantially neutralized by these FVOCI financial assets.
The liquidity management of insurance and private pension contracts is detailed in Note 32.
Insurance contracts and private pension portfolios and measurement approach are presented below:

	Note	12/31/2025			12/31/2024
		(Assets) / liabilities	Income		(Assets) / liabilities	Income
			Contractual	Financial		Contractual	Financial
General model (BBA)		14,307	3,301	(826)	16,399	2,332	(1,385)
lnsurance	27a I	5,897	3,126	(309)	5,752	2,463	(268)
Private pension	27a II	8,410	175	(517)	10,647	(131)	(1,117)
Variable fee approach (VFA)	27a II	338,116	1,543	(41,332)	289,823	1,869	(22,310)
Private pension		338,116	1,543	(41,332)	289,823	1,869	(22,310)
Simplified model (PAA)	27a I	618	2,725	8	611	2,335	16
lnsurance		642	2,765	4	631	2,382	11
Reinsurance		(24)	(40)	4	(20)	(47)	5
Total Insurance contracts and private pension		353,041	7,569	(42,150)	306,833	6,536	(23,679)
lnsurance		6,539	5,891	(305)	6,383	4,845	(257)
Reinsurance		(24)	(40)	4	(20)	(47)	5
Private pension		346,526	1,718	(41,849)	300,470	1,738	(23,427)
Current		16,861	-	-	17,913	-	-
Non-current		336,180	-	-	288,920	-	-
Insurance of general model (BBA) are composed of assets of R$ (188) (R$ (46) at 12/31/2024) and liabilities of R$ 6,085 (R$ 5,798 at 12/31/2024).
a) Reconciliation of insurance and private pension portfolios
I - Insurance

	12/31/2025				12/31/2024
	Liability for remaining coverage	Loss component of the liability for remaining coverage	Liability for incurred claims	Total	Liability for remaining coverage	Loss component of the liability for remaining coverage	Liability for incurred claims	Total
Opening balance - 01/01	3,868	1,850	645	6,363	3,015	1,960	609	5,584
Income from insurance contracts and private pension	(8,061)	469	1,741	(5,851)	(6,446)	(39)	1,687	(4,798)
Financial income from insurance contracts and private pension	104	(12)	11	103	233	(71)	-	162
Premiums received, claims and other expenses paid	7,616	-	(1,716)	5,900	7,066	-	(1,651)	5,415
Closing balance	3,527	2,307	681	6,515	3,868	1,850	645	6,363

	12/31/2025				12/31/2024
	Estimate of present value of future cash flows	Contractual service margin	Risk adjustment for non-financial risk	Total	Estimate of present value of future cash flows	Contractual service margin	Risk adjustment for non-financial risk	Total
Opening balance - 01/01	146	5,928	289	6,363	86	5,215	283	5,584
Realization of insurance contractual margin	-	(6,369)	-	(6,369)	-	(5,194)	-	(5,194)
Actuarial remeasurements	993	(508)	33	518	1,557	(1,151)	(10)	396
Income from insurance contracts and private pension	993	(6,877)	33	(5,851)	1,557	(6,345)	(10)	(4,798)
New recognized insurance contracts	(6,885)	6,872	13	-	(6,760)	6,743	17	-
Financial income from insurance contracts and private pension	(260)	374	(11)	103	(152)	315	(1)	162
Recognized in income for the period	(88)	374	15	301	(76)	315	13	252
Recognized in other comprehensive income	(172)	-	(26)	(198)	(76)	-	(14)	(90)
Premiums received, claims and other expenses paid	5,900	-	-	5,900	5,415	-	-	5,415
Closing balance	(106)	6,297	324	6,515	146	5,928	289	6,363
II - Private pension

	12/31/2025				12/31/2024
	Liability for remaining coverage	Loss component of the liability for remaining coverage	Liability for incurred claims	Total	Liability for remaining coverage	Loss component of the liability for remaining coverage	Liability for incurred claims	Total
Opening balance - 01/01	299,662	716	92	300,470	265,128	595	98	265,821
Income from insurance contracts and private pension	(77,896)	(222)	76,400	(1,718)	(89,794)	137	87,919	(1,738)
Financial income from insurance contracts and private pension	40,997	(345)	5	40,657	22,753	(16)	(1)	22,736
Premiums received, claims and other expenses paid	83,515	-	(76,398)	7,117	101,575	-	(87,924)	13,651
Closing Balance	346,278	149	99	346,526	299,662	716	92	300,470

	12/31/2025				12/31/2024
	Estimate of present value of future cash flows	Contractual service margin	Risk adjustment for non-financial Risk	Total	Estimate of present value of future cash flows	Contractual service margin	Risk adjustment for non-financial Risk	Total
Opening balance - 01/01	279,220	20,944	306	300,470	245,564	19,936	321	265,821
Realization of insurance contractual margin	-	(1,572)	-	(1,572)	-	(1,899)	-	(1,899)
Actuarial remeasurements	(1,706)	1,594	(34)	(146)	379	(196)	(22)	161
Income from insurance contracts and private pension	(1,706)	22	(34)	(1,718)	379	(2,095)	(22)	(1,738)
New recognized insurance contracts	(3,597)	3,589	8	-	(3,103)	3,097	6	-
Financial Income from insurance contracts and private pension	40,656	6	(5)	40,657	22,729	6	1	22,736
Recognized in income for the period	41,832	6	11	41,849	23,410	6	11	23,427
Recognized in other comprehensive income	(1,176)	-	(16)	(1,192)	(681)	-	(10)	(691)
Premiums received, claims and other expenses paid	7,117	-	-	7,117	13,651	-	-	13,651
Closing balance	321,690	24,561	275	346,526	279,220	20,944	306	300,470
The underlying assets of the portfolio of private pension contracts with direct participation features (PGBL and VGBL) are composed of specially organized investment funds, which are mostly consolidated in ITAÚ UNIBANCO HOLDING, whose fair value of the quotas is R$ 335,480 (R$ 287,919 at 12/31/2024).
b) Contractual service margin
ITAÚ UNIBANCO HOLDING expects to recognize the Contractual service margin in income according to the terms and amounts shown below:

Period	12/31/2025			12/31/2024
	lnsurance	Private Pension	Total	lnsurance	Private Pension	Total
1 year	3,132	2,072	5,204	2,388	2,068	4,456
2 years	1,880	2,248	4,128	1,638	2,084	3,722
3 years	956	2,410	3,366	1,188	2,115	3,303
4 years	263	2,242	2,505	580	2,077	2,657
5 years	58	2,083	2,141	115	1,935	2,050
Over 5 years	8	13,506	13,514	19	10,665	10,684
Total	6,297	24,561	30,858	5,928	20,944	26,872
During the period, the recognized amount of revenue from insurance contracts and private pension referring to groups of contracts measured by the modified retrospective approach (contracts in force on the transition date) is R$ 1,794 (R$ 2,241 from 01/01 to 12/31/2024), with the balance of margin of these contracts corresponding to R$ 18,087 (R$ 17,798 at 12/31/2024).
c) Discount rates
The rates used by indexing unit to discount cash flows from insurance contracts and private pension are as follows:

	12/31/2025					12/31/2024
Indexes	1 year	3 years	5 years	10 years	20 years	1 year	3 years	5 years	10 years	20 years
IGPM	7.29%	8.04%	7.98%	7.58%	7.34%	7.43%	5.69%	6.29%	6.18%	5.88%
IPCA	9.13%	7.80%	7.62%	7.23%	7.04%	7.63%	8.05%	7.79%	7.59%	7.36%
TR	11.69%	11.33%	11.55%	11.65%	11.63%	13.07%	13.48%	13.24%	12.78%	12.58%
d) Claims development

Occurrence date	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025	Total
At the end of event period	1,265	1,167	1,125	1,205	1,240
After 1 year	1,530	1,416	1,383	1,467
After 2 years	1,571	1,444	1,421
After 3 years	1,584	1,460
After 4 years	1,596
Accumulated payments through base date	1,562	1,445	1,409	1,457	1,155	7,028
Liabilities recognized in the balance sheet						732
Liabilities in relation to prior periods						19
Other estimates						32
Adjustment to present value						(46)
Risk adjustment to non-financial risk						43
Liability for claims incurred at 12/31/2025						780